Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Accumulated deficit	Foreign currency translation reserve	Total
Equity at beginning of period at Jun. 30, 2020	€ 1	€ 91,008	€ (28,234)	€ 1,602	€ 64,377
Net loss			(32,604)		(32,604)
Comprehensive loss			(32,604)		(32,604)
Capital increase - initial public offering		283,224			283,224
IPO related transaction costs		(4,550)			(4,550)
Share-based compensation		75,270			75,270
Equity at end of period at Jun. 30, 2021	1	444,951	(60,837)	1,602	385,718
Net loss			(7,898)		(7,898)
Other comprehensive income				(74)	(74)
Comprehensive loss			(7,898)	(74)	(7,972)
IPO related transaction costs		1,249			1,249
Share options exercised		369			369
Share-based compensation		52,303			52,303
Equity at end of period at Jun. 30, 2022	1	498,872	(68,734)	1,528	431,667
Net loss			(15,120)		(15,120)
Other comprehensive income				(19)	(19)
Comprehensive loss			(15,120)	(19)	(15,139)
Share options exercised		1,077			1,077
Share-based compensation		29,825			29,825
Equity at end of period at Jun. 30, 2023	€ 1	€ 529,775	€ (83,855)	€ 1,509	€ 447,430